Income Taxes	9 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company records its tax provision or benefit on an interim basis using an estimated annual effective tax rate. This rate is applied to the current period ordinary income to determine the income tax provision or benefit allocated to the interim period. Losses from jurisdictions for which no benefit can be recognized, and the income tax effects of unusual and infrequent items are excluded from the estimated annual effective tax rate and are recognized in the impacted interim period as discrete items. Valuation allowances are provided against the future tax benefits that arise from the losses in jurisdictions for which no benefit can be recognized. The estimated annual effective tax rate may be significantly impacted by nondeductible expenses and the Company’s projected earnings mix by tax jurisdiction. Adjustments to the estimated annual effective income tax rate are recognized in the period when such estimates are revised.
The development of deferred tax assets and liabilities relates to changes in temporary differences and tax loss carry forwards. Income tax receivables decreased from $24,342k at December 31, 2018 to $8,360k at September 30, 2019 due to tax refunds received from tax authorities. Income taxes payable decreased from $28,086k at December 31, 2018 to $15,986k at September 30, 2019 due to the tax calculation for the period.
Income tax expense for the three months ended September 30, 2019 amounted to $7,767k compared to $9,996k for the three months ended September 30, 2018, reflecting profit in these periods. Income tax expense for the nine months ended September 30, 2019 amounted to $26,515k compared to $41,085k for the nine months ended September 30, 2018, reflecting profit in these periods.
For the three months ended September 30, 2019, the impact of discrete tax items included a net discrete tax gain of $2,638k and is primarily due to the release of a tax accrual as conclusion of a tax audit without findings. Therefore the effective tax rate of 24.3% for the three months ended September 30, 2019 deviated from the estimated annual tax rate of 30.6% for 2019. For the nine months ended September 30, 2019, the impact of discrete tax items included a net discrete tax gain of $2,356k and is primarily due to the release of a tax accrual as conclusion of a tax audit without findings, offset by tax return filings and other prior year adjustments. Therefore the effective tax rate of 28.1% for the nine months ended September 30, 2019 deviated from the estimated annual tax rate of 30.6% for 2019.